Note F - Advances From Related Parties and Related Party Transactions: Schedule of Related Party Transactions (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Notes Payable, Current	$ 60,000	$ 60,000
Advances to Affiliate	$ 95,500	$ 281,500